Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities (Effective Portion of Cash Flow Hedges) (Details) - Cash Flow Hedging - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from AOCL into Earnings, Effective Portion	$ (68)	$ (492)	$ (91)
Gain (Loss) on Derivative Instruments, Net, Pretax	(18)	106	(1)
Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from AOCL into Earnings, Effective Portion	(72)	(419)	(75)
AOCI before tax expected increase (decrease) next 12 months	(13)
Loss on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring	(16)	0	(14)
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from AOCL into Earnings, Effective Portion	0	(15)	(5)
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from AOCL into Earnings, Effective Portion	2	(62)	(9)
Gain (Loss) on Derivative Instruments, Net, Pretax	21	29	68
Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from AOCL into Earnings, Effective Portion	2	4	(2)
Gain (Loss) on Derivative Instruments, Net, Pretax	$ (43)	$ (28)	$ (68)